EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Rental expense	$ 4,715	$ 1,882
General and Administrative Expense [Member]
Rental expense	$ 625	$ 382